[EV logo] Investing
          for the                                       -----------
          21st                                           EDUCATION
          Century                                       -----------
                                                    [Photo of Brick Wall]

                                          Semiannual Report June 30, 1998

[Photo of highway at night]            THE MASSACHUSETTS HEALTH & EDUCATION
                                                 TAX-EXEMPT TRUST

                                                    Eaton Vance
                                       Global Management-Global Distribution

[Daytime photo of Boston skyline and waterfront]

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1998
-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

------------------------------

[Photo of Robert B. MacIntosh]

------------------------------

Robert B. MacIntosh,
Portfolio Manager

INVESTMENT ENVIRONMENT
-------------------------------------------------------------------------------
THE ECONOMY
o The Massachusetts economy continued to surge in the first half of 1998. The Commonwealth's June unemployment rate remained well below that of the nation, at 3.4%. The service sector paced job creation, with business, management, engineering and finance providing the lion's share of new jobs.

o Inflation remained well under control as the Asian economic difficulties resulted in slowing demand in some sectors. Not surprisingly, interest rates moved lower. The yield on the 30-year Treasury bond declined from 5.92% at December 31, 1997, to 5.63% at June 30, 1998, while 30-year municipal yields finished unchanged at 5.19%.

o The municipal market underperformed the taxable bond market during the six-month period. The Lehman Brothers Municipal Bond Index(1) had a return of 2.7%, trailing the 4.2% return for the Lehman Government Bond Index.(1)

THE FUND
-------------------------------------------------------------------------------
MANAGEMENT DISCUSSION

o In a generally quiet municipal market, management focused on structural adjustments, including improving the Portfolio's call protection. We continued to seek value in the non-rated segment of the market, adding an attractive credit in Forge Hill Assisted Living Project.

o The Fund benefited from the pre-refunding of several issues during the period. While the prerefunded bonds continued to earn income for the Fund, their new Treasury-backed status resulted in improved credit quality.

o The Portfolio reduced its position in Massachusetts Turnpike Authority bonds following the sharp price appreciation in the bonds. Following a restructuring of the Authority's toll system, the bonds were upgraded and subsequently performed very well.

PERFORMANCE FOR THE PAST SIX MONTHS

o Based on net asset value, the Fund had a total return of 3.1% for the six months ended June 30, 1998. That return was the result of a rise in net asset value from $13.90 on December 31, 1997 to $13.96 on June 30, 1998, and the reinvestment of all distributions.

o Based on the most recent dividend and the June 30 net asset value per share of $13.96, the Fund had a distribution rate of 5.33%.(2) To equal that distribution rate in a taxable investment, a Massachusetts taxpayer in the combined state and 36% federal tax bracket (43.68% combined rate) would need 9.46%. The Fund's SEC 30-day yield was 4.73% at June 30.(3)

o On June 30, 1998, the Fund's closing price on the American Stock Exchange was $13.875, representing a 0.61% discount to the Fund's net asset value.

YOUR INVESTMENT AT WORK
-------------------------------------------------------------------------------

  MASSACHUSETTS INDUSTRIAL FINANCE AGENCY COLLEGE OF THE HOLY CROSS

o Holy Cross is a Jesuit-run, coeducational college in Worcester. In recent years, the 2,500-student institution has consistently ranked among the nation's leading liberal arts colleges.

o These bonds were issued to finance the construction and renovation of dormitories, classrooms and office facilities.

o With a 6.45% coupon, the bond provides excellent tax-free income for the Portfolio.

--------------------------------------------------------------------------------
(1) It is not possible to invest directly in an Index. (2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (3)The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the net asset value at the end of the period and annualizing the result. (4) Returns are historical and are calculated by determining the percentage change in net asset value and share price with all distributions reinvested. (5) Because the Fund is actively managed, sector weightings and Portfolio Overview are subject to change. Five largest industry weightings represent 84.9% of the Portfolio's investments. * Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. In addition, share price is subject to market influences.

-------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.


-------------------------------------------------------------------------------
FUND INFORMATION
AS OF JUNE 30, 1998

PERFORMANCE(4)
-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
-------------------------------------------------------------------------------
One Year                          10.8%
Life of Fund (7/30/93)              5.9

AVERAGE ANNUAL TOTAL RETURNS (BY MARKET VALUE, ASE)
-------------------------------------------------------------------------------
One Year                          13.8%
Life of Fund (7/30/93)             4.3

5 LARGEST SECTORS(5)
-------------------------------------------------------------------------------
BY TOTAL INVESTMENTS

INSURED HOSPITAL*                  25.0%
HOSPITAL                           16.3%
EDUCATION                          15.3%
INSURED EDUCATION*                 14.9%
ESCROWED                           13.4%


FUND OVERVIEW(5)
-------------------------------------------------------------------------------
Number of Issues                     40
Average Maturity              19.9 Yrs.
Effective Maturity                  8.6
Average Rating                       A+
Average Call                   5.8 Yrs.
Average Dollar Price             $107.8

The Massachusetts Health & Education Tax-exempt Trust as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 100.0%

RATINGS (UNAUDITED)         PRINCIPAL
-----------------------------  AMOUNT
                 STANDARD      (000'S
MOODY'S          & POOR'S      OMITTED)      SECURITY                                      VALUE
----------------------------------------------------------------------------------------------------

EDUCATION -- 15.3%
----------------------------------------------------------------------------------------------------
Aa1              AA+           $  400  Massachusetts HEFA, Amherst College,
                                       5.00%, 11/1/28                                   $    390,512
NR               NR             1,750  Massachusetts HEFA, Wheaton College,
                                       6.00%, 1/1/18                                       1,752,153
A3               A-             1,500  Massachusetts IFA, Clark University,
                                       7.00% 7/1/12                                        1,627,170
Baa1             BBB            2,110  Massachusetts IFA, Springfield College,
                                       5.625%, 9/15/10                                     2,161,252
Baa1             NR               400  Massachusetts IFA, Wentworth Inst of Tech,
                                       5.75%, 10/1/28                                        407,896
----------------------------------------------------------------------------------------------------
                                                                                        $  6,338,983
----------------------------------------------------------------------------------------------------

Escrowed -- 13.4%
----------------------------------------------------------------------------------------------------
NR               BBB+          $  750  Massachusetts HEFA, Jordan Hospital,
                                       6.875%, 10/1/22                                  $    839,115
Baa3             NR             1,000  Massachusetts HEFA, Milford-Whitinsville
                                       Hospital, 7.75%, 7/15/17                            1,148,190
A2               AAA            1,100  Massachusetts HEFA, New
                                       England Deaconess Hospital,
                                       6.875%, 4/1/22                                      1,222,958
Aaa              BBB              800  Massachusetts HEFA, Sisters
                                       of Providence Hospital,
                                       6.625%, 11/15/22                                      904,840
A1               A+             1,000  Massachusetts IFA, Holy Cross College,
                                       6.45%, 1/1/12                                       1,092,440
Aaa              NR               160  Massachusetts Turnpike Authority,
                                       5.00%, 1/1/20                                         160,469
Aaa              AAA              200  Massachusetts Turnpike Authority, (MBIA),
                                       5.00%, 1/1/20                                         201,446
----------------------------------------------------------------------------------------------------
                                                                                        $  5,569,458
----------------------------------------------------------------------------------------------------

General Obligations -- 8.5%
----------------------------------------------------------------------------------------------------
Aa3              AA+           $1,000  Massachusetts Water
                                       Pollution Abatement Trust,
                                       6.375%, 2/1/15                                   $  1,104,380
Aa3              A+             2,000  University of Massachusetts Building
                                       Authority,
                                       6.875%, 5/1/14                                      2,425,220
----------------------------------------------------------------------------------------------------
                                                                                        $  3,529,600
----------------------------------------------------------------------------------------------------

Hospitals -- 16.3%
----------------------------------------------------------------------------------------------------
NR               NR            $2,225  Massachusetts HEFA, Atlanticare Medical
                                       Center, 8.00%, 12/1/13                           $  2,519,568
Ba1              NR               425  Massachusetts HEFA, Central New England
                                       Health, 6.125%, 8/1/13                                441,401
Ba1              NR               175  Massachusetts HEFA, Central New England
                                       Health, 6.300%, 8/1/18                                183,010
Aa2              AA+            1,500  Massachusetts HEFA, Daughters of Charity,
                                       6.10%, 7/1/14                                       1,621,185
Baa2             BBB-             500  Massachusetts HEFA, Milford-Whitinsville,
                                       5.25%, 7/15/18                                        491,775
NR               BBB-             400  Massachusetts HEFA, North Adams Hospital,
                                       6.625%, 7/1/18                                        435,904
Aa2              NR             1,000  Massachusetts HEFA, Youville House,
                                       6.25%, 12/15/41                                     1,069,220
----------------------------------------------------------------------------------------------------
                                                                                        $  6,762,063
----------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 3.7%
----------------------------------------------------------------------------------------------------
A3               A             $1,500  Massachusetts IFA, General Motors,
                                       5.55%, 4/1/09                                    $  1,529,130
----------------------------------------------------------------------------------------------------
INSURED EDUCATION -- 14.9%
----------------------------------------------------------------------------------------------------
Aaa              AAA           $1,420  Massachusetts HEFA, Boston College, (FGIC),
                                       6.625%, 7/1/21                                   $  1,539,592
Aaa              AAA            1,765  Massachusetts HEFA, Northeastern University,
                                       (MBIA), 6.55%, 10/1/22                              1,944,253
Baa              AAA            1,000  Massachusetts HEFA,
                                       Suffolk University,(CLEE),
                                       6.25%, 7/1/12                                       1,072,940
Aaa              AAA            1,000  Massachusetts HEFA, Tufts University,
                                       (FGIC), 5.95%, 8/15/18                              1,050,550
NR               AAA              515  Massachusetts IFA, Assumption College,
                                       (CLEE), 6.00%, 7/1/26                                 556,622
----------------------------------------------------------------------------------------------------
                                                                                        $  6,163,957
----------------------------------------------------------------------------------------------------

INSURED HOSPITALS -- 25.0%
----------------------------------------------------------------------------------------------------
Aaa              AAA           $1,725  Massachusetts HEFA, Addison Gilbert
                                       Hospital, (MBIA), 5.75%, 7/1/23                  $  1,797,036
Aaa              AAA              800  Massachusetts HEFA, Baystate Medical Center,
                                       (FSA), 6.00%, 7/1/26                                  869,376
Aaa              AAA            1,000  Massachusetts HEFA, Berkshire Health System,
                                       (MBIA), 6.00%, 10/1/19                              1,084,610
Aaa              AAA              500  Massachusetts HEFA, Catholic Health East,
                                       (AMBAC), 5.00%, 11/15/28                              482,935
Aaa              AAA            1,250  Massachusetts HEFA, Dana Farber Cancer
                                       Institute, (FGIC), 6.00%, 12/1/10                   1,365,200
Aaa              AAA            1,500  Massachusetts HEFA, Hallmark Health Systems,
                                       (FSA), 5.00%, 7/1/27                                1,208,225
Aaa              AAA              500  Massachusetts HEFA, Mt. Auburn Hospital,
                                       (MBIA), 6.25%, 8/15/14                                550,575
Aaa              AAA            1,000  Massachusetts HEFA, North Shore Medical
                                       Center, (MBIA), 5.625%, 7/1/14                      1,049,879
NR               AAA              595  Massachusetts HEFA, Valley Regional Health
                                       System, (CLEE), 5.75%, 7/1/18                         623,935
Aaa              AAA              750  Massachusetts HEFA, University Hospital,
                                       (MBIA), 7.25%, 7/1/19                                 805,200
NR               AAA              500  Massachusetts HEFA, Winchester Hospital,
                                       (CLEE), 5.80%, 7/1/09                                 540,965
----------------------------------------------------------------------------------------------------
                                                                                        $ 10,377,936
----------------------------------------------------------------------------------------------------

LIFE CARE -- 0.8%
----------------------------------------------------------------------------------------------------
NR               NR            $  350  Massachusetts IFA, Forge Hill, 6.75%, 4/1/30     $    338,426
----------------------------------------------------------------------------------------------------

NURSING HOME -- 2.1%
----------------------------------------------------------------------------------------------------
NR               NR            $  750  Massachusetts IFA, Age Institute of
                                       Massachusetts, 8.05%, 11/1/25                    $    847,687
----------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 100%
  (identified cost $38,016,626)                                                         $ 41,457,240
----------------------------------------------------------------------------------------------------

Notes to Portfolio:

1. Portfolio Overview:

     Number of Issues                          40
     Average Maturity (Years)                  19.9 Yrs.
     Effective Maturity (Years)                 8.6 Yrs.
     Average Call (Years)                       5.8 Yrs.
     Duration (Years)                           5.7 Yrs.
     Average Rating                             A+

2. Health and Educational Obligors - At June 30 1998, the Trust held securities issued by health and educational obligors with a value of $36,937,276 (representing 89.1% of total investments), including securities issued by the Massachusetts Health & Education Facilities Authority (HEFA) with a value of $29,005,102 (representing 70.0% of total investments).

3. Insured Investments - The Trust invests primarily in debt securities issued by the Commonwealth of Massachusetts and its municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 1998, 40.4% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The Trust's insured securities by financial institution are as follows:

                                                                Percentage
                                                                  of Total
                                                    Value       Investments
---------------------------------------------------------------------------
Municipal Bond Insurance Association (MBIA)      $ 7,432,999       17.9%
Financial Guaranty Insurance Company (FGIC)        3,955,342        9.6%
College Construction Loan Insurance
  Corporation (CLEE)                               2,794,462        6.7%
Financial Security Assurance Incorporated
  (FSA)                                            2,077,601        5.0%
AMBAC Financial Group Inc. (AMBAC)                   482,935        1.2%

---------------------------------------------------------------------------
    Total Insured Securities                     $16,743,399       40.4%
---------------------------------------------------------------------------

4. Summary of Ratings:
                                                                Percentage
                                   Number                        of Total
Ratings                           of Issues         Value       Investments
---------------------------------------------------------------------------
AAA/Aaa                              20          $19,031,606       46.0%
AA/Aa                                 5            6,610,517       15.9%
A/A                                   3            4,248,740       10.2%
BBB/Baa                               6            5,484,132       13.2%
BB/Ba                                 2              624,411        1.5%
NR                                    4            5,457,834       13.2%

---------------------------------------------------------------------------
    Total                            40          $41,457,240      100.0%
---------------------------------------------------------------------------

 The ratings indicated are the most recent Moody's and Standard & Poors ratings believed to be available at June 30, 1998. NR indicates no rating is available for the security. Ratings are generally ascribed to securities at time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no responsibility to do so, and the ratings indicated do not necessarily represent ratings the agencies would ascribe to these securities at June 30, 1998.

5. Private Placement Securities - Information relating to the initial acquisition and market valuation of the private placement securities is presented below:

                                                                    Percentage
                                    Acquisition                          of
                                       Cost            Value        Net Assets
--------------------------------------------------------------------------------
Massachusetts HEFA, Atlanticare
  Medical Center "AMC"
  (acquired 12/15/93)               $2,450,000      $2,519,658       6.1%
Massachusetts HEFA, Wheaton
  College (acquired 1/12/98)         1,750,000       1,752,153       4.2%

--------------------------------------------------------------------------------
    Total                                           $4,271,811      10.3%
--------------------------------------------------------------------------------

AMC has no publicly offered securities of the same class as the private placement security held by the Trust. Wheaton College has outstanding publicly offered securities of the same class as the private placement security held by the Trust. The Trust will bear the costs, if any, relating to the disposition of the private placement securities, including costs associated with registering the securities under the Securities Act of 1933, if necessary.

                       See notes to financial statements

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 1998

Assets
--------------------------------------------------------------------------------
Total Investments, at value
  (identified cost, $38,016,626)                                   $ 41,457,240
Interest receivable                                                     850,820
Receivable from the Administrator (Note 4)                                2,409
Deferred organization expenses                                              315
Other Assets                                                                509
--------------------------------------------------------------------------------
Total assets                                                       $ 42,311,293
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Due to Bank                                                        $     39,002
Accrued expenses and other liabilities                                   29,389
--------------------------------------------------------------------------------
Total liabilities                                                  $     68,391
--------------------------------------------------------------------------------
Net Assets                                                         $ 42,242,902
--------------------------------------------------------------------------------

Net Assets Were Comprised of:
--------------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par value; 400 shares
  authorized, 200 shares issued and outstanding
  at $50,000 per share liquidation preference (Note 2)             $ 10,000,000
Common Shares, $0.01 par value;
  unlimited number of shares authorized, 2,309,883 shares
issued and outstanding                                                   23,085
Additional paid-in capital                                           31,977,529
Accumulated net realized loss from investment transactions           (3,227,910)
Undistributed net investment income                                      29,584
Unrealized appreciation of investments                                3,440,614
--------------------------------------------------------------------------------
Net Assets                                                         $ 42,242,902
--------------------------------------------------------------------------------

Net assets applicable to preferred shareholders -
  Auction preferred shares, at liquidation value                   $ 10,000,000
  Cumulative undeclared dividends                                         6,000
--------------------------------------------------------------------------------
                                                                   $ 10,006,000

Net assets applicable to common shareholders                       $ 32,236,902
--------------------------------------------------------------------------------
Total                                                              $ 42,242,902
--------------------------------------------------------------------------------

Net Asset Value Per Common Share
--------------------------------------------------------------------------------
($32,236,902 / 2,309,883 common shares issued and outstanding)     $      13.96
--------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)

Statement of Operations

For the Six Months Ended
June 30, 1998

Investment Income
--------------------------------------------------------------------------------

Interest income                                                    $  1,212,156
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------

Investment advisory fee (Note 4)                                   $     73,224
Administration fee (Note 4)                                              31,382
Trustees' fees (Note 4)                                                  14,876
Custodian and transfer agent fees (Note 1)                               31,431
Legal and accounting services                                            17,501
Preferred share remarketing agent fee                                    12,397
Printing and postage                                                     10,016
AMEX membership fees                                                      3,720
Preferred shares auction agent fees                                       2,628
Amortization of organization expenses                                     1,785
Rating agency fees                                                        1,480
Miscellaneous                                                             3,184
--------------------------------------------------------------------------------

Total operating expenses                                           $    203,624
--------------------------------------------------------------------------------

Deduct -
     Preliminary waiver of expenses by the Administrator (Note 4)  $      2,409
     Reduction of custody fees (Note 1)                                   2,466
--------------------------------------------------------------------------------

Total                                                              $      4,875
--------------------------------------------------------------------------------

Net operating expenses                                             $    198,749
--------------------------------------------------------------------------------

Net investment income                                              $  1,013,407
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
on Investments:
--------------------------------------------------------------------------------

Net realized gain from investment transactions                     $    308,359
Net change in unrealized appreciation of investments                   (157,729)
--------------------------------------------------------------------------------

Net gain on investments                                            $    150,630
--------------------------------------------------------------------------------

Net increase in net assets resulting from operations               $  1,164,037
--------------------------------------------------------------------------------

                        See notes to financial statements

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                                            Six Months Ended
Increase (Decrease)                                         June 30, 1998    Year Ended
in Net Assets                                               (Unaudited)      December 31, 1997
----------------------------------------------------------------------------------------------
From operations -
     Net investment income                                   $  1,013,407       $  2,019,181
     Net realized gain (loss) from investment
      transactions                                                308,359            112,520
     Net change in unrealized appreciation
      (depreciation) of investments                              (157,729)         1,927,989
----------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $  1,164,037       $  4,059,690
----------------------------------------------------------------------------------------------
Dividends and Distributions -
Preferred Shareholders -
  From net investment income                                 $   (162,873)      $   (316,776)
Common Shareholders -
  From net investment income                                     (859,064)        (1,710,145)
----------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders            $ (1,021,937)     $ (2,026,921)
----------------------------------------------------------------------------------------------
Capital Share Transactions:
     Reinvestment of distributions to shareholders           $     19,129      $     10,149
----------------------------------------------------------------------------------------------
  Net increase in net assets resulting from capital
    share transactions                                       $     19,129      $     10,149
----------------------------------------------------------------------------------------------
Net Increase in Net Assets                                   $    161,229      $  2,042,918
----------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------
At beginning of period                                       $ 42,081,673       $40,038,755
----------------------------------------------------------------------------------------------
At end of period (including undistributed net
  investment income of $29,584 and $38,114,
  respectively)                                              $ 42,242,902       $42,081,673
----------------------------------------------------------------------------------------------

                       See notes to financial statements

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Selected data for a common share outstanding during each period
                          Six Months Ended                                   Year Ended December 31,
                            June 30, 1998      ------------------------------------------------------------------------------
                             (Unaudited)          1997             1996              1995            1994            1993(a)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period (common shares)    $ 13.90           $ 13.01           $ 13.24          $ 11.32         $ 14.24         $ 13.98(b)
-----------------------------------------------------------------------------------------------------------------------------
Investment Operations
-----------------------------------------------------------------------------------------------------------------------------

Net investment income          $  0.44(i)        $  0.88(i)        $  0.88(i)       $  0.84         $  0.88         $  0.26
Net realized and unrealized
  gain (loss) on
  investments                     0.06              0.89             (0.27)            1.94           (2.87)           0.39
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                   $  0.50           $  1.77           $  0.61          $  2.78         $ (1.99)        $  0.65
-----------------------------------------------------------------------------------------------------------------------------

Less Distributions
-----------------------------------------------------------------------------------------------------------------------------
Preferred Shareholders -
  From net investment
    income                     $ (0.07)          $ (0.14)          $ (0.13)         $ (0.15)(g)     $ (0.12)        $    --
Common Shareholders -
  From net investment
    income                       (0.37)            (0.74)            (0.71)           (0.69)          (0.81)          (0.21)
  Distributions in excess
    of net investment
    income                          --                --                --            (0.02)             --              --
  From net realized gains
    on investments                  --                --                --               --              --           (0.02)
  Distributions required
    for excise tax purposes
    in excess net realized
    gains                           --                --                --               --              --           (0.03)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions            $ (0.44)          $ (0.88)          $ (0.84)         $ (0.86)        $ (0.93)        $ (0.26)
-----------------------------------------------------------------------------------------------------------------------------
Preferred share offering
     costs                     $    --           $    --           $    --          $    --         $    --         $ (0.13)(c)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
     period (Common shares)    $ 13.96           $ 13.90           $ 13.01          $ 13.24         $ 11.32         $ 14.24
-----------------------------------------------------------------------------------------------------------------------------
Per share market value, end
     of period (Common shares) $13.875           $13.938           $12.125          $11.125         $10.375         $15.500
-----------------------------------------------------------------------------------------------------------------------------
Total investment return at
     Market Value                 2.24%            21.63%            15.61%           14.12%         (28.66%)          5.04%
-----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
  (000's omitted)              $42,243           $42,082           $40,039          $40,553         $36,125         $42,850

Ratios (as a percentage of average total net assets):
  Expenses(h)                     0.96%(e)(f)       0.96%(f)          1.00%            1.17%(f)        1.02%(f)        1.16%(e)(f)
  Expenses, after custodian
    fee reduction                 0.95%(e)(f)       0.95%(f)          0.98%              --              --              --
  Net investment income           4.84%(e)(f)       4.95%(f)          5.12%            5.01%(f)        5.25%(f)        4.19%(e)(f)
Ratios (as a percentage of average common net assets):
  Expenses(d)(h)                  1.26%(e)(f)       1.27%(f)          1.34%            1.58%(f)        1.37%(f)        1.21%(e)(f)
  Expenses, after custodian
    fee reduction(d)              1.25%(e)(f)       1.26%(f)          1.32%              --              --              --
  Net investment income(d)        6.35%(e)(f)       6.57%(f)          6.86%            6.75%(f)        7.08%(f)        4.36%(e)(f)

Portfolio turnover rate             15%               20%               44%              28%            123%             63%
-----------------------------------------------------------------------------------------------------------------------------

The Financial Highlights summarize the impact of net investment income, gains (losses) and distributions on the Trust's net asset value per common share since the commencement of operations. Additionally, important relationships between certain financial statement items are expressed in ratio form.

                       See notes to financial statements

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

(a) The Trust commenced operations on July 30, 1993.

(b) Net of common share offering cost of $0.07.

(c) Auction Preferred Shares were issued on December 13, 1993.

(d) Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflects the Trust's leveraged capital structure.

(e) Annualized.

(f) Reflects expense waivers by the Advisor, Administrator, and/or Shareholder Servicing Agent during the period. If the Trust had borne all expenses for the six months ended June 30, 1998 and the year ended December 31, 1997, net investment income per common share would have decreased by less than $0.01 during each period, respectively. If the Trust had borne all expenses for the year ended December 31, 1995, the year ended December 31, 1994, and the period ended December 31, 1993, net investment income per common share would have decreased by $0.05, $0.04 and $0.01, respectively.

(g) Includes distributions in excess of net investment income of $0.003 per common share.

(h) The expense ratios for the year ended December 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Trust to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the three years in the period ended December 31, 1995 have not been adjusted to reflect this change.

(i) Computed using average shares outstanding throughout the period.

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1998

NOTES TO FINANCIAL STATEMENTS

1 General Information and Significant Accounting Policies
--------------------------------------------------------------------------------

  The Massachusetts Health & Education Tax-Exempt Trust (the "Trust") is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Trust's investment objective is to earn a high level of current income exempt from regular Federal income taxes and Massachusetts personal income taxes consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in "investment grade" tax-exempt obligations issued by the Massachusetts Health and Education Facilities Authority on behalf of participating not-for-profit institutions.

  The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, in accordance with generally accepted accounting principles.

  Securities Valuation. Municipal securities are normally valued at the mean between the quoted bid and asked prices obtained from a pricing service. Municipal securities which are not valued by a pricing service will be valued on the basis of three dealer quotes or, if such quotes are unavailable, such other available market information. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Futures and options on futures contracts traded on an exchange will be valued at last settlement price. In the event of unusual market disruptions affecting valuation, the Pricing Committee of the Trustees will be consulted.

  Securities Transactions. Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

  Interest Income. Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discounts on long term debt securities when required for federal income tax purposes.

  Federal Income Taxes. The Trust has complied and intends to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies by distributing all of its income, including any net realized gains from investments, to shareholders. Therefore, no federal income tax provision is required. In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal securities, which are exempt from regular federal and Massachusetts income taxes when received by the Trust, as exempt interest dividends.

  At December 31, 1997, the Trust for federal income tax purposes had a capital loss carryover of $3,419,024, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryovers will expire on December 31, 2002 ($2,253,371) and December 31, 2003 ($1,165,653).

  Organization and Offering Costs. Costs incurred by the Trust in connection with its organization have been capitalized and are being charged to operations ratably over a period of 60 months. Costs incurred by the Trust in connection with the offerings of the common shares and Auction Preferred Shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

  Expense Reductions. Investors Bank & Trust Company (IBT) serves the Trust as its Custodian and Transfer Agent. Pursuant to its service agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credits used to reduce IBT's fee are reported as a reduction of expenses on the statement of operations.

  Use of Estimates. The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  Interim Financial Information -- The interim financial statements relating to June 30, 1998 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares
--------------------------------------------------------------------------------
  The Trust currently has 200 Auction Preferred Shares outstanding. The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $50,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

  Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agency. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At June 30, 1998, there were no such restrictions on the Trust.

3 Distributions to Shareholders
--------------------------------------------------------------------------------
  Distributions to common shareholders are recorded on the ex-dividend date and are paid on the last business day of each month. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on June 30, 1998 was 3.65%. For the six months ended June 30, 1998, the Trust paid dividends to Auction Preferred shareholders amounting to $162,873, representing an average APS dividend rate for such period of 3.28% (annualized).

4 Investment Advisory Fees and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The Trust has entered into an Advisory Agreement with Eaton Vance Management ("Eaton Vance"), under which Eaton Vance will furnish the Trust with investment research and advisory services. For the six months ended June 30, 1998, the fee paid for such services amounted to $73,224 and was equivalent to 0.35% (annualized) of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

  In addition, the Trust also entered into an Administration Agreement with Eaton Vance, under which Eaton Vance will manage and administer the Trust's business affairs and, in connection therewith, furnish for use of the Trust, office space and all necessary office facilities, equipment, and personnel for administering the affairs of the Trust. For the six months ended June 30, 1998, the fee paid for such services amounted to $31,382 and was equivalent to 0.15% (annualized) of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding. Eaton Vance is obligated to waive all or a portion of its Administration fee if the normal operating expenses of the Trust exceed 0.95% of average daily net assets. During the six months ended June 30, 1998, the preliminary fee waiver amounted to $2,409.

  Trustees who are not affiliates of Eaton Vance, the Commonwealth of Massachusetts Attorney General's office or Massachusetts Health and Educational Facilities Authority (the "Authority") are eligible to receive an annual fee of $7,500.

5 Securities Transactions
--------------------------------------------------------------------------------
  Purchases and sales (including maturities) of portfolio securities during the six months ended June 30, 1998, aggregated $6,300,238 and $6,779,612 respectively. There were no purchases and sales of short-term municipal securities during the six months ended June 30, 1998.

  The identified cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at June 30, 1998, as computed for federal income tax purposes, were as follows:

     Identified cost                                     $38,016,626
     ---------------------------------------------------------------
     Gross unrealized appreciation                       $ 3,448,044
     Gross unrealized depreciation                             7,430
     ---------------------------------------------------------------
     Net unrealized appreciation                         $ 3,440,614
     ---------------------------------------------------------------

6 Capital Transactions
--------------------------------------------------------------------------------
  The Declaration of Trust allows the Trustees to issue an unlimited number of $0.01 par value shares of common stock. Transactions in common shares were as follows:

                                            Six Months Ended
                                              June 30, 1998       Year Ended
                                               (Unaudited)     December 31, 1997
-------------------------------------------------------------------------------

     Beginning shares                           2,308,508         2,307,763
     Shares issued pursuant to the Trust's
       dividend reinvestment plan                   1,375               745
-------------------------------------------------------------------------------
     Ending shares                              2,309,883         2,308,508
-------------------------------------------------------------------------------

7 Subsequent Event
--------------------------------------------------------------------------------
  The Board of Trustees of The Massachusetts Health & Education Tax-Exempt Trust has voted to amend its investment policies. Effective July 22, 1998, the Trust is required under normal market conditions to invest at least 65% of its total assets in Massachusetts tax-exempt obligations issued on behalf of not-for-profit health and education institutions. Previously, the Trust had been required to invest at least 65% of its total assets in tax-exempt obligations issued solely by the Massachusetts Health and Education Facilities Authority. This change will permit the Trust to purchase a greater number of secondary school bond offerings throughout the Commonwealth. The Trust will continue to invest at least 80% of its total assets in investment grade obligations.

8 Quarterly Results from Operations (Unaudited)
-------------------------------------------------------------------------------

                                                                   Net Realized           Net Increase
                     Gross                Net                    and Unrealized         (Decrease) in
                     Investment           Investment             Gain (Loss) on         Net Assets from        Market  Price
                     Income               Income                 Investments            Operations             on AMEX
                     -----------------    ------------------     ------------------     -------------------    -------------------
                     Total       Per      Total        Per       Total        Per       Total        Per
Quarter Ended        (000's)     Share    (000's)      Share     (000's)      Share     (000's)      Share      High      Low
----------------------------------------------------------------------------------------------------------------------------------
March 31, 1994       $  610     $0.26      $  510     $0.22     ($4,118)    ($1.79)    ($3,608)    ($1.57)     $15.625     $13.625
June 30, 1994           615      0.27         524      0.23         (48)     (0.02)        476       0.21       13.875      12.875
September 30, 1994      605      0.26         488      0.21      (1,231)     (0.53)       (743)     (0.32)      13.250      11.625
December 31, 1994       603      0.26         516      0.22      (1,237)     (0.53)       (721)     (0.31)      11.500       9.625
----------------------------------------------------------------------------------------------------------------------------------
                     $2,433     $1.05      $2,038     $0.88     ($6,634)    ($2.87)    ($4,596)    ($1.99)
----------------------------------------------------------------------------------------------------------------------------------
March 31, 1995       $  605     $0.26      $  511     $0.22      $1,939      $0.84      $2,450      $1.06      $11.875     $10.500
June 30, 1995           593      0.26         493      0.21         265       0.12         758       0.33       11.750      10.375
September 30, 1995      595      0.26         495      0.21         650       0.28       1,145       0.49       11.750      10.875
December 31, 1995       592      0.25         434      0.20       1,618       0.70       2,052       0.90       11.500      10.875
----------------------------------------------------------------------------------------------------------------------------------
                     $2,385     $1.03      $1,933     $0.84      $4,472      $1.94      $6,405      $2.78
----------------------------------------------------------------------------------------------------------------------------------
March 31, 1996       $  600     $0.26      $  507     $0.22     ($1,533)    ($0.66)    ($1,026)    ($0.44)     $12.000     $11.125
June 30, 1996           602      0.26         508      0.22          (9)     (0.01)        499       0.21       11.750      10.875
September 30, 1996      604      0.26         514      0.22         449       0.20         963       0.42       11.875      11.375
December 31, 1996       602      0.26         490      0.22         496       0.20         986       0.42       12.500      11.875
----------------------------------------------------------------------------------------------------------------------------------
                     $2,408     $1.04      $2,019     $0.88     ($  597)    ($0.27)     $1,422      $0.61
----------------------------------------------------------------------------------------------------------------------------------
March 31, 1997       $  603     $0.26      $  509     $0.22     ($  451)    ($0.19)     $   58      $0.03      $12.500     $12.125
June 30, 1997           599      0.26         504      0.22       1,094       0.48       1,598       0.70       12.875      12.125
September 30, 1997      603      0.26         503      0.22         685       0.28       1,189       0.50       13.875      12.750
December 31, 1997       602      0.26         503      0.22         712       0.32       1,215       0.54       14.000      13.250
----------------------------------------------------------------------------------------------------------------------------------
                     $2,407     $1.04      $2,019     $0.88      $2,040      $0.89      $4,060      $1.77
----------------------------------------------------------------------------------------------------------------------------------
March 31, 1998       $  607     $0.26      $  508     $0.22      $   68      $0.03      $  576      $0.25      $14.875     $13.875
June 30, 1998           605      0.26         505      0.22          83       0.03         588       0.25       14.875      13.750
----------------------------------------------------------------------------------------------------------------------------------
                     $1,212     $0.52      $1,013     $0.44      $  151      $0.06      $1,164      $0.50
----------------------------------------------------------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust

OTHER INFORMATION

From time to time in the future, the Trust may effect redemptions and/or repurchases of its Auction Preferred Shares as provided in the applicable constituent instruments or as agreed upon by the Trust and holders of Auction Preferred Shares. The Trust would effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.

The Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1998

INVESTMENT MANAGEMENT

The Massachusetts Health & Education Tax-Exempt Trust

Officers                        Board of Trustees

THOMAS J. FETTER, CFA           WALTER B. PRINCE, ESQ., CHAIRMAN
President                       Partner, Peckham, Lobel, Casey, Prince & Tye

ROBERT B. MACINTOSH, CFA        JAMES F. CARLIN
Vice President and              Chairman of the Massachusetts Board of Higher
Portfolio Manager               Education and Chairman & CEO of Carlin
                                Consolidated, Inc.

JAMES L. O'CONNOR
Treasurer                       THOMAS H. GREEN III, ESQ.
                                Director of Salomon Smith Barney, Public
                                Finance Department
ERIC G. WOODBURY, ESQ.
Secretary
                                EDWARD M. MURPHY
                                Olympus Healthcare Group, Inc., and Former
KRISTIN S. ANAGNOST             Executive Director of the Massachusetts Health
Assistant Treasurer and         & Education Facilities Authority
Assistant Secretary

                                JAMES M. STOREY, ESQ.
                                Trustee, various investment companies

INVESTMENT ADVISOR AND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110

CUSTODIAN, TRANSFER AGENT,
DIVIDEND DISBURSING AGENT AND REGISTRAR
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116




The Massachusetts Health & Education Tax-Exempt Trust
24 Federal Street
Boston, MA 02110
1-800-225-6265


-------------------------------------------------------------------------------
       This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------

                                                                   HEFASRC 8/98